Filed Pursuant to Rule 497(e)
                                                     Registration No. 33-41913

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

     Supplement dated October 23, 2008 to the Funds' Statement of Additional Information (the "SAI") dated January 28, 2008

The first sentence of the tenth paragraph of the section entitled "Investment Advisory and Other Services" on page 26 of the SAI is modified to extend the waiver and reimbursement arrangement described until at least September 30, 2009.